Intangible Assets, net (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Intangible assets
Total	¥ 107,665,383	¥ 4,080,000
Less: accumulated amortization	(3,208,561)	(340,000)
Intangible assets, net	104,456,822	3,740,000
Amortization expenses	¥ 2,868,561	340,000	¥ 0
Zhang Yi | Acquisition of non-controlling interest in Hangzhou Dayi
Intangible assets
Minimum contractual period of exclusive cooperation rights	5 years
Minimum percentage of beneficial interest of the acquiree to keep the contractual right	5.00%
Exclusive cooperation rights
Intangible assets
Total	¥ 103,000,000
Less: accumulated amortization	¥ (1,716,667)
Minimum contractual period of exclusive cooperation rights	5 years
Minimum percentage of beneficial interest of the acquiree to keep the contractual right	5.00%
Accounts in public social network platforms
Intangible assets
Total	¥ 4,080,000	4,080,000
Less: accumulated amortization	(1,360,000)	¥ (340,000)
Others
Intangible assets
Total	585,383
Less: accumulated amortization	¥ (131,894)